Stock Option and Purchase Plans	12 Months Ended
Jul. 03, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option and Purchase Plans

STOCK OPTION AND PURCHASE PLANS

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73
Granted	10,000	$79.73
Exercised	(22,746)	$20.83
Terminated	(8,589)	$37.43
Balance at June 28, 2015	163,907	$27.97
Exercised	(16,909)	$21.55
Terminated	(2,000)	$17.59
Balance at July 3, 2016	144,998	$28.86	5.4	$2,290
Exercisable as of:
July 3, 2016	103,798	$21.39	4.6	$2,174
June 28, 2015	91,103	$19.86	4.1	$4,592
June 29, 2014	76,699	$16.91	4.3	$3,769

Options granted at a price greater than the market value on the date of grant included in the table above were as follows:

	2015	2014
Shares	10,000	40,000
Exercise Price	$79.73	$38.71

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64
Granted	25,000	$70.90
Vested	(18,100)	$23.02
Forfeited	(4,150)	$45.71
Nonvested Balance at June 28, 2015	66,350	$45.03
Granted	28,750	$69.02
Vested	(20,300)	$23.69
Forfeited	(3,050)	$59.92
Nonvested Balance at July 3, 2016	71,750	$60.05

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 1,948 at an average price of $55.77 during 2016, 1,038 at an average price of $76.06 during 2015 and 1,181 at an average price of $49.53 during 2014. A total of 67,184 shares remain available for purchase under the plan as of July 3, 2016.